Commitments and Contingencies (Details 1) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
The future minimum lease payments
2015		$ 76,200
2016		76,200
2017		76,200
2018		25,400
Total future miimum lease payments	$ 196,850	$ 254,000